Accumulated Other Comprehensive Loss (Amounts Reclassified out of AOCI) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement plans):
Other comprehensive income (loss), before tax				$ (18,738)	$ (19,729)	$ (21,305)
Other comprehensive income (loss), tax expense (benefit)	[1]			223	(54)	137
Total reclassification from AOCI		$ (4,300)	$ (4,726)	(18,515)	(19,783)	(21,168)
Other Income/(Expense) [Member]
Unrealized losses on available-for-sale securities:
Impairment recorded relating to securities held by the Company's foreign subsidiaries						(132)
Equity in Income of Affiliated Companies [Member]
Unrealized losses on cash flow hedges:
Interest rate swaps entered into by the Company's equity method joint venture investees		(4,272)	$ (4,726)	(18,101)	(19,566)	(20,560)
General and Administrative Expense [Member]
Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement plans):
Net periodic benefit costs associated with pension and postretirement benefit plans for share-based employees or seagoing employees				(714)	(260)	(678)
Vessel expenses [Member]
Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement plans):
Net periodic benefit costs associated with pension and postretirement benefit plans for share-based employees or seagoing employees				80	$ 97	$ 65
Interest Rate Swap [Member] | Interest Expense [Member]
Unrealized losses on cash flow hedges:
Interest rate swaps entered into by the Company's equity method joint venture investees		$ (28)		$ (3)

[1]	The tax (provision)/benefit relates to the net periodic benefit costs of the Company's pension and postretirement benefit plans as well as interest rate caps entered into by the Company's domestic subsidiaries.